SIGNIFICANT ACCOUNTING POLICIES (Derivatives And Hedging Activities) (Narrative) (Details) - Cash Flow Hedging [Member] - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Forward Contracts [Member]
Derivative [Line Items]
Notional amount	$ 3,641	$ 3,478
Outstanding liabilities forward contracts amount	(4)	(32)
Option Contracts [Member]
Derivative [Line Items]
Notional amount	$ 5,105	$ 8,477